Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan past due not classified as impaired
Commercial and industrial	R$ 3,559,349	R$ 4,141,349	R$ 5,072,197
Real estate - Construction	4,879,563	5,201,709	7,551,584
Installment loans to individuals	9,266,366	7,957,294	8,235,699
Financial Leasing	176,528	108,607	41,013
Total	R$ 17,881,806	R$ 17,408,959	R$ 20,900,493
% of total loans past due for less than 90 days Member
Loan past due not classified as impaired
Commercial and industrial	19.90%	23.79%	24.27%
Mortgage loans	27.29%	29.88%	36.13%
Installment loans to individuals	51.82%	45.71%	39.40%
Financial Leasing	0.99%	0.62%	0.20%
Total	100.00%	100.00%	100.00%